INCOME TAXES - Disclosure of temporary difference, unused tax losses and unused tax credits (Details) - USD ($) $ in Thousands	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
Disclosure of Income Taxes [Line Items]
Tax Losses	$ 263,215	$ 194,577	$ 237,452
Temporary Differences	12,188	13,070	16,511
Operating loss carry-forwards - Canada [Member]
Disclosure of Income Taxes [Line Items]
Tax Losses	159,298	158,619	137,037
Operating loss carry-forwards - South Africa [Member]
Disclosure of Income Taxes [Line Items]
Tax Losses	103,917	35,958	100,415
Net capital loss carry-forwards [Member]
Disclosure of Income Taxes [Line Items]
Tax Losses	0	0	0
Mineral properties [Member]
Disclosure of Income Taxes [Line Items]
Temporary Differences	7,632	7,931	7,672
Financing Costs [Member]
Disclosure of Income Taxes [Line Items]
Temporary Differences	2,993	3,611	7,539
Property, plant and equipment [Member]
Disclosure of Income Taxes [Line Items]
Temporary Differences	697	728	697
Other [Member]
Disclosure of Income Taxes [Line Items]
Temporary Differences	$ 866	$ 800	$ 603